Fees Summary	Mar. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 245,000
Previously Paid Amount	0.00
Total Fee Amount	37.51
Total Offset Amount	0.00
Net Fee	37.51
Narrative - Max Aggregate Offering Price	$ 245,000
Final Prospectus	true